ORGANIZATION AND PRINCIPAL ACTIVITIES - HISTORY OF THE GROUP AND CORPORATE REORGANIZATION (Details) ¥ in Thousands						12 Months Ended
		May 28, 2015 CNY (¥)	Apr. 01, 2015 CNY (¥)	Aug. 01, 2014 CNY (¥)	Jul. 04, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Distribution to shareholders						¥ 12,963	¥ 37,166
Proceeds from IPO and concurrent private placement	[1]						¥ 1,409,177
HK Zoom
Percentage acquired					100.00%
Total consideration					¥ 152,274
Youloft HK
Percentage acquired				51.90%
Total consideration				¥ 87,655
MobPartner
Percentage acquired			100.00%
Total consideration			¥ 314,237
Moxiu Technology
Percentage acquired		1.60%					50.50%
Total consideration		¥ 88,488
Class A Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.000025	$ 0.000025
Ordinary shares, shares issued | shares								410,608,263	365,961,759
Cheetah | Class A Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.000025	$ 0.000025
Ordinary shares, shares issued | shares								410,608,263	365,961,759

[1]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)